UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 95.71%

Commercial Printing - 1.14%
41,000	Consolidated Graphics, Inc.	$2,197,190

Computer Communications Equipment - 1.03%
136,000	Allot Communications, Ltd.	1,989,680

Construction Special Trade Contractors - 1.16%
140,600	Argan, Inc.	2,228,510

Crude Petroleum & Natural Gas - 4.79%
195,000	Evolution Petroleum Corp. *	2,412,150
704,001	Gastar Exploration, Ltd.	2,323,203
346,000	Synergy Resources Corp. *	2,681,500
623,900	Warren Resources, Inc. *	1,790,593
		9,207,446
Deep Sea Foreign Transportation - .70%
309,379	Danaos Corp.	1,355,080

Drilling Oil & Gas Wells - 1.25%
348,700	Hercules Offshore, Inc. *	2,406,030

Electronic Computers - 2.16%
112,500	Omnicell, Inc. *	2,373,750
153,017	Super Micro Computer, Inc.	1,773,467
		4,147,217
Engines & Turbines - 1.02%
45,000	Power Solutions International, Inc. *	1,971,450

Finance Services - 2.09%
258,200	Global Cash Access Holdings, Inc. *	1,804,818
120,000	Walker & Dunlop, Inc.	2,212,800
		4,017,618
Fire, Marine & Casualty Insurance - 1.45%
372,000	United Insurance Holdings Corp.	2,793,720

Household Furniture - 1.05%
120,200	Hooker Furniture Corp.	2,020,562

In Vitro & In Vivo Diagnostic Substances - 1.61%
545,000	Immunomedics, Inc. *	3,101,050

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.54%
221,350	CECO Environmental Corp.	2,957,236

Industrial Inorganic Chemicals - .11%
19,850	TOR Minerals International, Inc. *	220,335

Industrial Instruments For Measurement, Display & Control - 1.03%
160,900	Rudolph Technologies, Inc. *	1,987,115

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.07%
383,200	LTX-Credence Corp. *	2,053,952

Insurance Agents, Brokers & Services - .25%
71,400	Fortegra Financial Corp. *	481,950

Lessors of Real Property, NEC - 1.38%
126,500	HFF, Inc.	2,656,500

Miscellaneous Business Credit Institution - 1.02%
241,557	MicroFinancial, Inc.	1,961,443

Miscellaneous Food Preparation - 2.32%
265,550	Inventure Foods, Inc.	2,355,429
77,000	Medifast, Inc.	2,105,180
		4,460,609
Motor Vehicle Parts & Accessories - 1.12%
106,000	Gentherm, Inc.	2,162,400

National Commercial Banks - 1.74%
451,300	Intervest Bancshares Corp. Class-A	3,339,620

Oil & Gas Field Exploration Services - 1.04%
223,000	TGC Industries, Inc.	2,000,310

Oil & Gas Field Machinery & Equipment - .48%
50,740	Bolt Technology Corp.	919,916

Operative Builders - .93%
118,000	TRI Point Homes, Inc.	1,780,620

Optical Instruments & Lenses - 1.00%
216,000	Nova Measuring Instruments Ltd. *	1,928,880

Orthopedic, Prosthetic & Surgi - 2.23%
112,300	Exactech, Inc. *	2,424,557
476,300	RTI Biologics, Inc. *	1,867,096
		4,291,653
Pens, Pencils & Other Artists' Materials - 1.19%
123,554	A.T. Cross Co.	2,298,104

Pharmaceutical Preparations - 1.09%
830,400	Horizon Pharma, Inc. *	2,092,608

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.03%
131,600	Landec Corp.	1,985,844

Railroads, Line-Haul Operating & Equipment - .53%
58,200	Providence & Worcester Railroad Co.	1,015,008

Retail-Apparel & Accessory Stores - 1.11%
177,500	Body Central Corp.	2,140,650

Retail-Auto Dealers & Gasoline Stations - .99%
174,600	West Marine, Inc. *	1,896,156

Retail-Eating Places - 4.73%
105,000	Del Frisco's Restaurant Group, Inc.	2,209,200
320,000	Diversified Restaurant Holdings, Inc.	2,281,600
65,000	Fiesta Restaurant Group, Inc. *	2,050,750
200,000	Kona Grill, Inc.	2,566,000
		9,107,550
Retail-Family Clothing Stores - 1.16%
160,000	Stein Mart, Inc.	2,235,200

Retail-Furniture Stores - 1.08%
80,100	Haverty Furniture Co., Inc.	2,082,600

Retail-Jewelry Stores - .99%
49,200	Blue Nile, Inc.	1,910,436

Retail-Miscellaneous Shopping - .84%
80,000	Big 5 Sporting Goods Corp.	1,621,600

Retail-Retail Stores, NEC - 1.28%
140,000	Kirkland's, Inc.	2,461,200

Retail-Retail Shoe Store - 1.29%
92,900	Shoe Carnival, Inc.	2,481,359

Savings Institution, Federally Chartered - .55%
72,271	1st Constitution Bancorp.	693,802
26,700	HF Financial Corp.	358,581
		1,052,383
Semiconductors & Related Devices - 5.51%
276,900	Applied Micro Circuits Corp. *	3,286,803
205,000	Integrated Silicon Solution, Inc. *	2,453,850
176,762	Ixys Corp.	1,986,805
31,900	NVE Corp. *	1,581,602
185,908	Ultra Clean Holdings, Inc.	1,288,342
		10,597,402
Services-Business Services, NEC - 1.96%
528,000	Lionbridge Technologies, Inc. *	1,747,680
110,000	Radware Ltd. *	2,024,000
		3,771,680
Services-Commercial Physical & Biological Research - 1.35%
205,000	Albany Molecular Research, Inc. *	2,605,550

Services-Computer Processing & Data Preparations - 2.86%
220,000	Carbonite, Inc. *	2,901,800
578,200	Zix Corp.	2,601,900
		5,503,700
Services-Computer Programming - 2.50%
1,000	Computer Task Group, Inc.	18,600
152,500	Perficient, Inc. *	2,081,625
182,000	Procera Networks, Inc. *	2,715,440
		4,815,665
Services-Comuter Programming, Data Preparation - .53%
217,000	Professional Diversity Networks, Inc.	1,016,645

Services-Equipment Rental & Leasing, NEC - 2.11%
101,100	CAI International, Inc. *	2,122,089
113,853	Mitcham Industries, Inc.	1,927,531
		4,049,620
Services-Health Services - 1.10%
74,000	Us Physical Therapy, Inc.	2,117,880

Services-Nursing & Personal Care - 1.18%
384,000	Five Star Quality Care, Inc.	2,273,280

Services-Prepackaged Software - 3.60%
86,800	Elli Mae, Inc.	2,044,140
213,000	IntraLinks Holdings, Inc. *	2,023,500
157,800	Tangoe, Inc. *	2,849,868
		6,917,508
Special Industry Machinery, NEC - 1.25%
208,000	Manitex International, Inc. *	2,400,320

State Commercial Banks - 7.39%
53,000	Bancorp of Virginia, Inc.	525,230
265,000	Bankers Trust Corp.	1,022,900
119,000	Central Pacific Financial Corp. *	2,212,210
1,835	Chemung Financial Corp.	60,977
113,000	Customers Bancorp, Inc.	1,892,750
75,000	First NBC Bank Holding Co.	1,962,000
172,000	Metrocorp Bancshares, Inc. *	1,840,400
190,680	Monarch Financial Holding, Inc.	2,086,039
26,000	Mutualfirst Financial, Inc.	384,800
118,900	Northeast Bancorp	1,199,701
181,954	Xenith Bankshares, Inc. *	1,018,943
		14,205,950
Surgical & Medical Instruments & Apparatus - 3.22%
109,477	CryoLife, Inc.	775,097
269,000	Lemaitre Vascular, Inc.	1,837,270
509,300	Nanosphere, Inc.	1,609,388
97,000	SurModics, Inc. *	1,963,280
		6,185,035
Telephone Communications (No Radio Telephone) - 1.15%
244,000	8x8, Inc. *	2,210,640

Trucking - 1.02%
98,000	Celadon Group, Inc.	1,970,780

Wholesale-Machinery, Equipment - .76%
621,300	Hudson Technologies, Inc. *	1,460,055

Wholesale-Metals Service Centers & Offices - 1.24%
302,800	Edgen Group, Inc. *	2,376,980

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.39%
283,600	Aegean Marine Petroleum Network, Inc.	2,668,676

Wholesale-Petroleum Bulk Stations & Terminals - 1.01%
858,300	Dakota Plains Holding, Inc. *	1,948,341

TOTAL FOR COMMON STOCKS (Cost $153,704,456) - 95.71%		$ 184,114,497

WARRANTS - .00%
37,500	Horizon Pharma Inc. *	0

TOTAL FOR WARRANTS (Cost $0) - .00%		$ 0

TOTAL INVESTMENTS (Cost $153,704,456) - 95.71%		$ 184,114,497

OTHER ASSETS LESS LIABILITIES - 4.29%		8,246,074

NET ASSETS - 100.00%		$ 192,360,571

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $153,704,456 amounted to $30,410,041, which consisted of aggregate gross unrealized appreciation of $36,296,763 and aggregate gross unrealized depreciation of $5,886,722.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$184,114,497	$0	$0	$184,114,497
Warrants	$0	$0	$0	$0
Total	$184,114,497	$0	$0	$184,114,497

	Satuit Capital U.S. Small Cap Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 85.19%

Agricultrual Chemicals - .59%
60	American Vanguard Corp.	$ 1,481

Air Transportation, Scheduled - 1.77%
35	Alaska Air Group, Inc. *	2,141
70	Spirit Airlines, Inc. *	2,313
		4,454
Air-Cond & Warm Air Heating Equipment - .77%
90	Aaon, Inc.	1,941

Biological Products (No Diagnostic Substances - .85%
265	PDL BioPharma, Inc.	2,152

Blankbooks, Looseleaf Binders - .81%
50	Deluxe Corp.	2,051

Canned, Frozen & Preserved Fruit - .82%
25	Lancaster Colony Corp.	2,076

Commercial Printing - 2.07%
45	Consolidated Graphics, Inc. *	2,411
55	Vistaprint N.V. *	2,804
		5,215
Communications Services, NEC - .89%
40	Neustar, Inc. Class-A *	2,243

Construction-Special Trade Contractors - 1.92%
175	Argan, Inc.	2,774
130	Matrix Service Co. *	2,060
		4,834
Crude Petroleum & Natural Gas - 3.10%
230	Cairn Energy, Plc *	1,886
35	Gulfport Energy Corp. *	1,862
50	Oasis Petroleum, Inc. *	2,102
90	Ultra Petroleum Corp. *	1,949
		7,799
Cut Stone & Stone Products - .97%
75	Caesarstone Sdot-Yam, Ltd. *	2,433

Deep Sea Foreign Transportation - .74%
35	Hornbeck Offshore Services, Inc. *	1,853

Drilling Oil & Gas Wells - 1.77%
320	Hercules Offshore, Inc. *	2,208
170	Northern Oil & Gas, Inc. *	2,246
		4,454
Electromedical & Electrotherapeutic Apparatus - .83%
40	Cyberonics, Inc. *	2,080

Fabricated Structural Metal Products - 1.07%
40	Proto Labs, Inc. *	2,707

Finance Services - 1.10%
150	Walker & Dunlop, Inc. *	2,766

Fire, Marine & Casualty Insurance - 1.41%
85	AmTrust Financial Services, Inc.	3,539

Functions Related to Depository Banking, NEC - 1.17%
90	Xoom Corp. *	2,953

General Industrial Machinery & Equipment - .73%
40	Zebra Technologies Corp. *	1,847

Gold & Silver Ores - .69%
520	Nevsun Resources, Ltd.	1,742

Hospital & Medical Service Plans - .85%
35	Welcare Health Plans, Inc. *	2,136

Household Furniture - 1.45%
100	La-Z-Boy, Inc.	2,073
40	Tempur Sealy International, Inc. *	1,586
		3,659
Industrial & Commercial Fans & Blowers & Air Purifying Equipment - .93%
175	CECO Environmental Corp.	2,338

Industrial Instruments For Measurement, Display & Control - .81%
165	Rudolph Technologies, Inc. *	2,038

Industrial Trucks, Tractors Trailers & Stackers - .77%
30	Hyster Yale Materials Handling, Inc.	1,950

Lessors of Real Property, NEC - .88%
105	HFF, Inc.	2,205

Measuring & Controlling Device - .89%
45	Measurement Specialties, Inc. *	2,240

Mining & Quarrying of Nonmetal - .82%
85	U.S. Silica Holdings, Inc.	2,057

Miscellaneous Food Preparation - .92%
85	Medifast, Inc. *	2,324

Motor Homes - 1.18%
55	Thor Industries, Inc.	2,973

Motor Vehicle Parts & Accessories - 3.55%
110	American Axle & Manufacturing Holdings, Inc. *	2,140
55	Dorman Products, Inc.	2,589
100	Gentherm, Inc. *	2,040
45	Tenneco, Inc. *	2,175
		8,944
Newpapers: Publishing or Publishing & Printing - 1.04%
285	Journal Communications, Inc. Class-A	2,611

Oil & Gas Field Machinery & Equipment - .79%
110	Bolt Technology Corp.	1,994

Operative Builders - .90%
50	Meritage Homes Corp. *	2,263

Pens, Pencils & Other Artists' Materials - 1.11%
150	A.T. Cross Co. *	2,790

Perfumes, Cosmetics & Other Toilet Preparations - .90%
90	Revlon, Inc. Class-A *	2,258

Personal Credit Institutions - .98%
80	Regional Management Corp. *	2,473

Pharmaceutical Preparations - 2.66%
60	Questcor Pharmaceuticals, Inc.	3,999
430	SciClone Pharmaceuticals, Inc. *	2,692
		6,691
Retail-Apparel & Accessory Stores - 2.80%
105	Express, Inc. *	2,368
170	Zumiez, Inc. *	4,687
		7,055
Retail-Eating Places - .84%
90	Bloomin' Brands, Inc. *	2,124

Retail-Family Clothing Stores - 1.28%
230	Stein Mart, Inc.	3,213

Retail-Furniture Stores - .89%
55	Mattress Firm Holding Corp. *	2,247

Retail-Shoe Store - .84%
30	Genesco, Inc. *	2,111

Savings Institution, Federally Chartered - 1.18%
55	Bofi Holding, Inc. *	2,984

Security & Commodity Brokers, Dealers, Exchanges & Services - .98%
150	FXCM, Inc.	2,475

Semiconductors & Related Devices - 5.81%
230	Applied Micro Circuits Corp. *	2,730
120	Finisar Corp. *	2,320
585	GT Advanced Technologies, Inc. *	3,033
345	Himax Technologies, Inc. ADR	2,246
180	Kulicke & Soffa Industries, Inc. *	2,100
425	RF Micro Devices S.E. *	2,204
		14,633
Services-Business Services, NEC - 3.07%
55	Exlservice Holdings, Inc. *	1,540
300	Gian Interactive Group, Inc. ADR	2,445
60	Heartland Payment Systems, Inc.	2,239
40	MAXIMUS, Inc.	1,504
		7,728
Services-Computer Integrated Systmes Design - 1.02%
90	Travelzoo, Inc. *	2,580

Services-Computer Processing & Data Preparations - 1.00%
70	Pegasystems, Inc.	2,513

Services-Health Services - .85%
75	Us Physical Therapy, Inc.	2,147

Services-Management Consulting - .92%
415	Hackett Group, Inc.	2,307

Services-Nursing & Personal Care - .87%
370	Five Star Quality Care, Inc. *	2,190

Services-Prepackaged Software - 5.09%
145	AVG Technologies N.V. *	3,233
40	Bally Technologies, Inc. *	2,867
85	Elli Mae, Inc. *	2,002
10	Virtus Investment Partners, Inc. *	1,865
110	Web.com Group, Inc. *	2,858
		12,825
Services-Skilled Nursing Care - .83%
55	Ensign Group, Inc.	2,103

Special Industry Machinery, NEC - .94%
115	MagnaChip Semiconductor Corp. *	2,364

State Commercial Banks - .83%
125	Customers Bancorp, Inc. *	2,094

Telegraph & Other Message Communications - 1.00%
55	j2 Global, Inc.	2,517

Telephone Communications (No Radio Telephone) - .86%
670	Vonage Holdings Corp. *	2,157

Trucking - 1.67%
100	Celadon Group, Inc.	2,011
80	Universal Truckload Services, Inc. *	2,206
		4,217
Water Transportation - .94%
40	Tidewater, Inc.	2,360

Water, Sewer, Pipeline, Comm & Power Line Construction - .91%
110	Primoris Services Corp.	2,288

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.33%
40	Nu Skin Enterprises, Inc. Class-A	3,346

Wholesale-Groceries & Related - .99%
40	Domino's Pizza, Inc.	2,503

Wholesale-Industrial Machinery - .82%
30	DXP Enterprises, Inc. *	2,073

Wholesale-Metals Service Center - 1.14%
365	Edgen Group, Inc. *	2,865

TOTAL FOR COMMON STOCKS (Cost $184,041) - 85.19%		$ 214,583

LIMITED PARTNERSHIPS - .76%
60	Retech Nitrogen Partners, L.P.	1,918

TOTAL FOR LIMITED PARTNERSHIPS (Cost $1,864) - .76%		$ 1,918

TOTAL INVESTMENTS (Cost $185,905) - 85.95%		$ 216,501

OTHER ASSETS LESS LIABILITIES - 14.05%		35,383

NET ASSETS - 100.00%		$ 251,884

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Small Cap Fund
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $185,905 amounted to $30,596, which consisted of aggregate gross unrealized appreciation of $32,453 and aggregate gross unrealized depreciation of $1,857.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$214,583	$0	$0	$214,583
Limited Partnerships	$1,918	$0	$0	$1,918
Total	$216,501	$0	$0	$216,501

	Satuit Capital U.S. SMID Cap Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 93.55%

Air Transportation, Scheduled - 1.29%
20	Copa Holdings SA Class-A	$ 2,783

Automotive & Aerospace Components - 1.18%
465	GKN, Plc. ADR	2,539

Blankbooks, Looseleaf Binders - .95%
50	Deluxe Corp.	2,051

Calculating & Accounting Machines - 1.17%
70	NCR Corp. *	2,520

Canned, Frozen & Preserved Fruit - .77%
20	Lancaster Colony Corp.	1,661

Carpets & Rugs - 1.10%
20	Mohawk Industries, Inc. *	2,380

Cement, Hydraulic - .94%
30	Eagle Materials, Inc.	2,024

Commercial Printing - 1.18%
50	Vistaprint N.V. *	2,549

Communications Services, NEC - 1.04%
40	NeuStar, Inc. Class-A *	2,243

Computer Communications Equipment - 1.22%
30	F5 Networks, Inc. *	2,634

Construction Special Trade Contractors - .96%
35	Chicago Bridge & Iron Co. N.V.	2,085

Crude Petroleum & Natural Gas - 3.68%
235	Cairm Energy Plc. ADR *	1,927
35	Gulfport Energy Corp. *	1,862
50	Oasis Petroleum, Inc. *	2,102
95	Ultra Petroleum Corp. *	2,057
		7,948
Deep Sea Foreign Transportation - .86%
35	Hornbeck Offshore Services, Inc. *	1,853

Drilling Oil & Gas Wells - .91%
35	Atwood Oceanics, Inc. *	1,972

Electromedical & Electrotherapeutic Apparatus - .96%
40	Cyberonics, Inc. *	2,080

Engines & Turbines - .99%
70	The Bobcock & Wilcox Co.	2,138

Fabricated Structural Metal Products - 1.25%
40	Proto Labs, Inc. *	2,707

Finance Services - 1.28%
150	Walker & Dunlop, Inc. *	2,766

Fire, Marine & Casualty Insurance - 1.16%
60	AmTrust Financial Services, Inc.	2,498

Functions Related to Depository Banking - 1.59%
105	Xoom Corp. *	3,445

Glass Containers - .90%
65	Owens-Illinois, Inc. *	1,934

Gold & Silver Ores - .76%
490	Nevsun Resources, Ltd.	1,642

Heavy Construction Other Than Building Const-Contractors - .87%
60	KBR, Inc.	1,877

Household Furniture - 1.69%
100	La-Z-Boy, Inc.	2,073
40	Tempur Sealy International, Inc. *	1,586
		3,659
Industrial Organic Chemicals - .89%
40	Methanex Corp.	1,913

Investment Advice - 1.71%
45	Eaton Vance Corp.	1,821
165	Och-Ziff Capital Management Group, LLC	1,865
		3,686
Lessors of Real Property, NEC - .92%
95	HFF, Inc.	1,995

Metalworking Machinery & Equipment - .96%
35	Lincoln Electric Holdings, Inc.	2,066

Motor Homes - 1.38%
55	Thor Industries, Inc.	2,973

Motor Vehicle Parts & Accessories - 2.83%
20	BorWarner, Inc. *	1,908
100	Gentherm, Inc. *	2,040
45	Tecceco, Inc. *	2,175
		6,123
Motor Vehicles & Passenger Cars - 1.95%
50	Oshkosh Corp. *	2,241
25	WABCO Holdings, Inc. *	1,977
		4,218
Newspapers: Publishing or Publishing & Printing - 1.23%
290	Journal Communications, Inc. Class-A *	2,656

Oil & Gas Field Exploration Services - .78%
125	Petroleum Geo Services ASA	1,691

Oil & Gas Field Machinery & Equipment - 1.76%
110	Bolt Technology Corp.	1,995
20	Dril-Quip, Inc. *	1,818
		3,813
Oil & Gas Field Services, NEC - 2.51%
20	Core Laboratories NV (Netherlands)	2,992
30	Oceaneering International, Inc.	2,433
		5,425
Operative Builders - 1.01%
90	Taylor Morrison Home Corp. *	2,181

Paperboard Containers & Boxes - 1.00%
40	Packaging Corp of America	2,152

Perfumes, Cosmetics & Other Toilet Preparations - 1.05%
90	Revlon, Inc. Class-A *	2,258

Personal Credit Institutions - 1.14%
80	Regional Management Corp. *	2,473

Pharmaceutical Preparations - 5.32%
35	Jazz Pharmaceuticals Public Limited Co. *	2,644
55	Questcor Pharmaceuticals, Inc.	3,666
410	SciClone Pharmaceuticals, Inc. *	2,567
35	United Therapeutics Corp. *	2,623
		11,500
Plastic Products, NEC - .78%
20	Tupperware Brands Corp.	1,686

Plastics, Foil & Coated Paper - .89%
40	Celanese Corp.	1,922

Pumps & Pumping Equipment - 1.13%
35	Graco, Inc.	2,442

Retail-Apparel & Accessory Stores - 1.15%
110	Express, Inc. *	2,481

Retail-Food Stores - 1.22%
50	GNC Holdings, Inc.	2,639

Retail-Shoe Stores - 1.81%
50	Foot Locker, Inc.	1,807
30	Genesco, Inc. *	2,111
		3,918
Savings Institutions, Federally Chartered - 1.38%
55	Bofi Holding, Inc. *	2,984

Search, Detection, Navagation, Guidance, Aeronautical Systems - 1.05%
70	FLIR Systems, Inc.	2,273

Semiconductors & Related Devices - 7.99%
230	Applied Micro Circuits Corp. *	2,730
55	Avago Technologies, Ltd.	2,017
350	Himax Technologies, Inc. ADR	2,278
165	Kulicke & Soffa Industries, Inc.*	1,926
50	Microchip Technology, Inc.	1,987
60	NXP Semiconductors NV *	1,959
425	RF Micro Devices SE *	2,204
90	Skyworks Solutions, Inc. *	2,163
		17,264
Services-Business Services, NEC - 4.75%
290	Giant Interactive Group, Inc.	2,363
60	Heartland Payment Services, Inc.	2,239
40	MAXIMUS, Inc.	1,504
55	MSCI, Inc. *	1,928
35	Nelease.com, Inc.	2,230
		10,264
Services-Computer Integrated Systems Design - 1.19%
90	Travelzoo, Inc. *	2,580

Services-Computer Programming Services - .89%
40	VeriSign, Inc. *	1,914

Services-Equipment Rental & Leasing, NEC - 1.06%
40	United Rentals, Inc. *	2,293

Services-Management Consulting - 2.43%
415	Hackett Group, inc.	2,307
35	Towers Watson & Co. Class-A	2,948
		5,255
Services-Nursing & Personal Care - 1.01%
370	Five Star Quality Care, Inc. *	2,190

Services-Prepackaged Software - 2.32%
40	ACI Worldwide, Inc. *	1,894
140	AVG Technologies N.V. *	3,122
		5,016
Services-Skilled Nursing Care - .97%
55	Ensign Group, Inc.	2,103

Special Industry Machinery, NEC - 1.05%
110	MagnaChip Semiconductor Corp. *	2,261

Surgical & Medical Instruments & Apparatus - .95%
50	Mindray Medical International, Ltd.	2,047

Trucking - .93%
100	Celadon Group, Inc.	2,011

Water Transportation - .96%
35	Tidewater, Inc.	2,064

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.55%
40	Nu Skin Enterprises, Inc.	3,345

Wholesale-Electronic Parts & Equipment - .96%
55	Avnet, Inc. *	2,072

TOTAL FOR COMMON STOCKS (Cost $173,705) - 93.55%		$ 202,135

TOTAL INVESTMENTS (Cost $173,705) - 93.55%		$ 202,135

OTHER ASSETS LESS LIABILITIES - 6.45%		13,928

NET ASSETS - 100.00%		$ 216,063

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. SMID Cap Fund
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,705 amounted to $28,429, which consisted of aggregate gross unrealized appreciation of $29,619 and aggregate gross unrealized depreciation of $1,190.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2013:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$202,135	$0	$0	$202,135
Total	$202,135	$0	$0	$202,135

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date: September 23, 2013